Income tax - Summary of Movement in Deferred Tax Balances (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation Of Changes In Deferred Tax Liability (Asset) [Abstract]
Deferred tax liability (asset) at beginning of period	$ 1,720	$ 1,940
Changes in deferred tax liability (asset) [abstract]
Recognized in profit or loss	47	(180)
Recognized in OCI		(64)
Currency translation differences	0	24
Deferred tax liability (asset) at end of period	1,767	1,720
Deferred tax assets	2,867	2,610
Deferred tax liabilities	(1,100)	(890)
Depreciation & amortization
Reconciliation Of Changes In Deferred Tax Liability (Asset) [Abstract]
Deferred tax liability (asset) at beginning of period	(19)	(80)
Changes in deferred tax liability (asset) [abstract]
Recognized in profit or loss	(123)	62
Recognized in OCI		0
Currency translation differences	6	(1)
Deferred tax liability (asset) at end of period	(136)	(19)
Deferred tax assets	0	0
Deferred tax liabilities	(136)	(19)
Accrued pension
Reconciliation Of Changes In Deferred Tax Liability (Asset) [Abstract]
Deferred tax liability (asset) at beginning of period	0	9
Changes in deferred tax liability (asset) [abstract]
Recognized in profit or loss	0	54
Recognized in OCI		(64)
Currency translation differences	0	1
Deferred tax liability (asset) at end of period	0	0
Deferred tax assets	0	0
Deferred tax liabilities	0	0
ROU asset
Reconciliation Of Changes In Deferred Tax Liability (Asset) [Abstract]
Deferred tax liability (asset) at beginning of period	(761)	(302)
Changes in deferred tax liability (asset) [abstract]
Recognized in profit or loss	(166)	(447)
Recognized in OCI		0
Currency translation differences	30	(12)
Deferred tax liability (asset) at end of period	(897)	(761)
Deferred tax assets	0	0
Deferred tax liabilities	(897)	(761)
Lease liability
Reconciliation Of Changes In Deferred Tax Liability (Asset) [Abstract]
Deferred tax liability (asset) at beginning of period	794	511
Changes in deferred tax liability (asset) [abstract]
Recognized in profit or loss	287	270
Recognized in OCI		0
Currency translation differences	(34)	13
Deferred tax liability (asset) at end of period	1,047	794
Deferred tax assets	1,047	794
Deferred tax liabilities	0	0
Other
Reconciliation Of Changes In Deferred Tax Liability (Asset) [Abstract]
Deferred tax liability (asset) at beginning of period	696	852
Changes in deferred tax liability (asset) [abstract]
Recognized in profit or loss	(91)	(155)
Recognized in OCI		0
Currency translation differences	(2)	(1)
Deferred tax liability (asset) at end of period	603	696
Deferred tax assets	670	806
Deferred tax liabilities	(67)	(110)
Net operating loss carryforward
Reconciliation Of Changes In Deferred Tax Liability (Asset) [Abstract]
Deferred tax liability (asset) at beginning of period	1,010	950
Changes in deferred tax liability (asset) [abstract]
Recognized in profit or loss	140	36
Recognized in OCI		0
Currency translation differences	0	24
Deferred tax liability (asset) at end of period	1,150	1,010
Deferred tax assets	1,150	1,010
Deferred tax liabilities	$ 0	$ 0